Leases - Lessee: Supplemental Balance Sheet Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Operating And Finance Lease Supplemental Balance Sheet Information Line Items [Line Items]
Right-of-use asset (operating leases)	¥ 292,019	¥ 270,160
Operating lease, Total lease liabilities	289,890	266,790
Operating lease, Other Liabilities	¥ 289,890	¥ 266,790
Operating lease, Weighted average remaining lease term	12 years	13 years
Operating lease, Weighted average discount rate	1.10%	1.10%
Right-of-use asset (finance leases)	¥ 2,734	¥ 2,249
Finance leases, Total lease liabilities	3,417	2,840
Finance leases, Other Liability	¥ 3,417	¥ 2,840
Finance leases, Weighted average remaining lease term	7 years	9 years
Finance leases, Weighted average discount rate	4.40%	3.00%
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Operating lease, Total lease liabilities
Investment in Operating Leases
Operating And Finance Lease Supplemental Balance Sheet Information Line Items [Line Items]
Right-of-use asset (operating leases)	¥ 114,011	¥ 121,553
Right-of-use asset (finance leases)	257	0
Property under Facility Operations
Operating And Finance Lease Supplemental Balance Sheet Information Line Items [Line Items]
Right-of-use asset (operating leases)	69,291	73,226
Right-of-use asset (finance leases)	1,990	2,241
Office Facilities
Operating And Finance Lease Supplemental Balance Sheet Information Line Items [Line Items]
Right-of-use asset (operating leases)	108,717	75,381
Right-of-use asset (finance leases)	¥ 487	¥ 8